Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2020
Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

7.  Accrued Expenses and Other Liabilities

The components of accrued expenses and other liabilities were as follows:

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Accrued expenses	2,727,273	3,653,380	538,083
VAT and other tax payable	1,045,796	1,809,374	266,492
Payroll payable	1,061,228	1,340,438	197,425
Others	42,765	101,761	14,988
	4,877,062	6,904,953	1,016,988

Accrued expenses primarily consisted of accrued advertising and marketing expenses.